Performance Management	Feb. 20, 2026
VanEck Consumer Staples TruSector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com
VanEck Energy TruSector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com
VanEck Financials TruSector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com
VanEck Healthcare TruSector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com
VanEck Industrials TruSector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com
VanEck Materials TruSector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com
VanEck Real Estate TruSector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com
VanEck Utilities TruSector ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.

Performance One Year or Less [Text]	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.vaneck.com